REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS
Real estate acquired in settlement of loans, gross	$ 18,658,943	$ 21,233,614
Less allowance for losses	(4,706,775)	(2,515,800)	(1,651,100)	(274,076)
Total	13,952,168	18,717,814
Activity in the allowance for losses on real estate acquired in settlement of loans
Balance, beginning of year	2,515,800	1,651,100	274,076
Provision charged to non-interest expense	3,175,919	2,118,500	2,181,900
Charge-offs	(984,944)	(1,253,800)	(804,876)
Balance, end of year	4,706,775	2,515,800	1,651,100
Residential real estate
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS
Real estate acquired in settlement of loans, gross	2,798,934	3,231,813
Commercial real estate
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS
Real estate acquired in settlement of loans, gross	$ 15,860,009	$ 18,001,801